Property, plant and equipment - Key Assumptions (Details) - Titian CGU	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	13.00%
Long-term average realized price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.03
Production volumes
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.11
Gas price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.07
Discount rate (after-tax)
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.0330